Trust Account and Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
TRUST ACCOUNT AND FAIR VALUE MEASUREMENT

NOTE 7 – TRUST ACCOUNT AND FAIR VALUE MEASUREMENT

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

Upon the closing of the Public Offering and the private placement, a total of $300,000,000 was deposited into the Trust Account. All proceeds in the Trust Account may be invested in either U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. government treasury obligations. An aggregate of approximately $249,531,000 has been removed from the Trust in connection with shareholder redemptions of 23,877,302 shares, including 23,182,481 shares redeemed for approximately $242,423,000 in May 2020 and the 694,820 shares redeemed for approximately $7,108,000 in October 2019, in connection with the Extension Amendments discussed in Notes 2 and 3.

At September 30, 2020 and December 31, 2019, the proceeds of the Trust Account were invested in a money market fund that invests solely in U.S. government treasury bills. The Company classifies its U.S. government treasury bills and equivalent securities as held-to-maturity in accordance with FASB ASC 320, “Investments – Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. government treasury bills are recorded at amortized cost on the accompanying September 30, 2020 and December 31, 2019 condensed consolidated balance sheets and adjusted for the amortization of discounts.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at September 30, 2020 and December 31, 2019 consist of money market funds holding U.S. government treasury bills, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

			Quoted Price
	Carrying value at	Gross Unrealized	Prices in Active
Description	September 30, 2020	Holding Gain	Markets (Level 1)
Assets:
Money market funds	$63,804,000	$-	$63,804,000
Total	$63,804,000	$-	$63,804,000

			Quoted Price
	Carrying value at	Gross Unrealized	Prices in Active
Description	December 31, 2019	Holding Loss	Markets (Level 1)
Assets:
Money market funds	$305,529,000	$-	$305,529,000
Total	$305,529,000	$-	$305,529,000

The Company may continue to withdraw from the Trust Account amounts necessary for taxes, and for working capital of up to $750,000 annually (on a pro rata basis), during the period of the Extension Agreements.

During the nine months ended September 30, 2020, the Company withdrew approximately $865,000 from the Trust Account to fund (i) permitted withdrawals for taxes and for (ii) working capital at the rate of $750,000 per year. In addition, approximately $242,423,000 was withdrawn from the Trust Account during the nine months ended September 30, 2020 to fund shareholder redemptions of 23,182,481 Class A common shares.

During the year ended December 31, 2019, the Company withdrew approximately $2,638,000 from the Trust Account in order to pay 2018 actual and 2019 estimated income taxes (approximately $1,397,000) and franchise taxes (approximately $420,000) paid in installments and to released approximately $813,000 allowed for working capital (including undistributed amounts from the prior year). In addition, on October 22, 2019, in connection with the Extension Amendment, stockholders elected to redeem 694,820 public shares of the Company’s Class A common stock at approximately $10.23 per share resulting in a distribution from the Trust Account of approximately $7,108,000.

Additionally, during the year ended December 31, 2019, the Company received approximately $1,758,000 (two payments of approximately $879,000) from the Seller representing the payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period under the Extension Amendment discussed further in Note 3. Subsequent to December 31, 2019, the Company has extended the date by which it has to consummate a business combination from January 21, 2020 to February 20, 2020, and from February 20, 2020 to March 21, 2020, from March 21, 2020 to April 20, 2020 and from April 20, 2020 to May 20, 2020. In connection with these extensions, the Company deposited $879,155.40, each extension, into the Trust Account representing the continued payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period. As a result of the extensions, the Company has deposited a total aggregate amount of approximately $5,274,932 (six payments of $879,155.40) and $1,758,310.80 (two payments of $879,155.40), respectively, at September 30, 2020 and December 31, 2019.

NOTE 6 – TRUST ACCOUNT AND FAIR VALUE MEASUREMENT

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

Upon the closing of the Public Offering and the private placement, a total of $300,000,000 was deposited into the Trust Account. All proceeds in the Trust Account may be invested in either U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. government treasury obligations.

At December 31, 2019 the proceeds of the Trust Account were invested in a money market fund that invests solely in U.S. government treasury bills. At December 31, 2018 the proceeds of the Trust Account were invested in U.S. government treasury bills. The Company classifies its U.S. government treasury bills and equivalent securities as held-to-maturity in accordance with FASB ASC 320, “Investments – Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. government treasury bills are recorded at amortized cost on the accompanying December 31, 2018 balance sheet and adjusted for the amortization of discounts.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019 and 2018 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at December 31, 2019 and 2018 consist of U.S. government treasury bills or money market funds holding U.S. government treasury bills, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

			Quoted Price
	Carrying value at		Prices in
	December 31,	Gross Unrealized	Active Markets
Description	2019	Holding Gain	(Level 1)
Assets:
Cash and money market	$302,529,000	$-	$302,529,000

			Quoted Price
	Carrying value at		Prices in
	December 31,	Gross Unrealized	Active Markets
Description	2018	Holding Loss	(Level 1)
Assets:
Cash and money market	$1,000	$-	$1,000
U.S. government treasury bills	304,034,000	(7,000)	304,027,000
Total	$304,035,000	$(7,000)	$304,028,000

On October 22, 2019, in connection with the Extension Amendment, stockholders elected to redeem 694,820 public shares of the Company’s Class A common stock at approximately $10.23 per share resulting in a distribution from the Trust Account of approximately $7,108,000. Additionally, during the year ended December 31, 2019, the Company received approximately $1,758,000 (two payments of approximately $879,000) from the Seller representing the payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period under the Extension Amendment discussed further in Note 2. Subsequent to December 31, 2019, the Company has extended the date by which it has to consummate a business combination from January 21, 2020 to February 20, 2020, and from February 20, 2020 to March 21, 2020. In connection with these extensions, the Seller loaned $979,155.40 and $879,155.40, respectively, to the Company under the Amended Seller Note. As a result of the extensions, the Seller has loaned to the Company a total aggregate amount of approximately $3,816,621.60.

During the year ended December 31, 2019, the Company withdrew approximately $2,638,000 from the Trust Account in order to pay 2018 actual and 2019 estimated income taxes (approximately $1,397,000) and franchise taxes (approximately $420,000) paid in installments and to release approximately $813,000 allowed for working capital (including undistributed amounts from the prior year). The Company may continue to withdraw from the Trust Account amounts necessary for taxes, and for working capital of up to $750,000 annually (on a pro rata basis), during the period of the Extension Amendment.

During the year ended December 31, 2018 the Company withdrew an aggregate of approximately $1,927,000 from the Trust Account including approximately $750,000 for working capital and approximately $1,177,000 for payment of federal income and state franchise taxes, including estimated taxes.